Redeemable Noncontrolling Interests - Additional Information (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares
Noncontrolling Interest [Abstract]
Redeemable minority interest preferred shares	¥ 30	$ 4,708
Temporary Equity, Shares Issued	2,727,273	2,727,273
Percentage of amount equal to the sum of its original issue price on each preferred shares	100.00%
Percentage of annual compound interest calculated from the actual payment date of its purchase price	8.00%